UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48483-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2012 (unaudited)

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (51.5%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             AUTOMOTIVE RETAIL (0.0%)
   $1,000    AutoZone, Inc.                                      5.75%       1/15/2015     $    1,110
                                                                                           ----------
             BROADCASTING (0.1%)
    1,000    Sinclair Television Group, Inc. (a)                 9.25       11/01/2017          1,120
                                                                                           ----------
             CABLE & SATELLITE (0.1%)
      661    Charter Communications Operating, LLC, Term C (b)   3.72        9/06/2016            662
    1,000    Comcast Corp.                                       6.50        1/15/2017          1,204
    1,000    Time Warner Cable, Inc.                             8.25        2/14/2014          1,126
                                                                                           ----------
                                                                                                2,992
                                                                                           ----------
             CATALOG RETAIL (0.1%)
    1,000    QVC, Inc. (a)                                       7.13        4/15/2017          1,075
    1,000    QVC, Inc. (a)                                       7.38       10/15/2020          1,100
                                                                                           ----------
                                                                                                2,175
                                                                                           ----------
             DEPARTMENT STORES (0.2%)
    2,000    Federated Retail Holdings, Inc.                     5.90       12/01/2016          2,298
    2,000    Macy's Retail Holdings, Inc.                        7.45        7/15/2017          2,449
                                                                                           ----------
                                                                                                4,747
                                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    2,000    Starwood Hotels & Resorts Worldwide, Inc.           7.88       10/15/2014          2,285
                                                                                           ----------
             HOUSEHOLD APPLIANCES (0.1%)
    1,000    Whirlpool Corp.                                     7.75        7/15/2016          1,157
                                                                                           ----------
             LEISURE PRODUCTS (0.1%)
    2,000    Hasbro, Inc.                                        6.13        5/15/2014          2,180
                                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    1,000    Service Corp. International                         7.63       10/01/2018          1,130
    2,000    Service Corp. International                         7.00        5/15/2019          2,147
                                                                                           ----------
                                                                                                3,277
                                                                                           ----------
             SPECIALTY STORES (0.1%)
    2,000    Staples, Inc.                                       9.75        1/15/2014          2,267
                                                                                           ----------
             Total Consumer Discretionary                                                      23,310
                                                                                           ----------
             CONSUMER STAPLES (0.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    2,000    Cargill, Inc. (a)                                   6.00       11/27/2017          2,392
                                                                                           ----------
             DRUG RETAIL (0.5%)
    9,944    CVS Pass-Through Trust (a)                          5.93        1/10/2034         11,119
                                                                                           ----------
             PACKAGED FOODS & MEAT (0.0%)
      998    B&G Foods, Inc. (b)                                 4.50       11/30/2018          1,007
                                                                                           ----------

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             SOFT DRINKS (0.1%)
  $ 1,000    Coca-Cola Co.                                       1.80%      9/01/2016      $    1,028
                                                                                           ----------
             Total Consumer Staples                                                            15,546
                                                                                           ----------
             ENERGY (8.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    2,500    Peabody Energy Corp. (a)                            6.00      11/15/2018           2,550
                                                                                           ----------
             INTEGRATED OIL & GAS (0.2%)
    2,000    Hess Corp.                                          8.13       2/15/2019           2,603
    1,000    Polar Tankers, Inc. (a)                             5.95       5/10/2037           1,177
                                                                                           ----------
                                                                                                3,780
                                                                                           ----------
             OIL & GAS DRILLING (0.4%)
    2,000    Nabors Industries, Inc.                             9.25       1/15/2019           2,610
    3,000    Noble Holding International Ltd.                    3.95       3/15/2022           3,054
    2,872    QGOG Atlantic/Alaskan Rigs Ltd. (a)                 5.25       7/30/2018           2,901
                                                                                           ----------
                                                                                                8,565
                                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,000    Exterran Holdings, Inc.                             7.25      12/01/2018           1,930
    2,000    SEACOR Holdings, Inc. (c)                           5.88      10/01/2012           2,028
    3,079    SEACOR Holdings, Inc.                               7.38      10/01/2019           3,306
    2,000    SESI, LLC (a)                                       7.13      12/15/2021           2,175
                                                                                           ----------
                                                                                                9,439
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.3%)
    8,000    Anadarko Petroleum Corp.                            6.38       9/15/2017           9,518
    3,000    Chesapeake Energy Corp.                             6.63       8/15/2020           2,940
    1,208    Denbury Resources, Inc.                             9.75       3/01/2016           1,335
    4,000    Denbury Resources, Inc.                             6.38       8/15/2021           4,260
    2,000    Devon Energy Corp.                                  6.30       1/15/2019           2,474
    1,000    EQT Corp.                                           8.13       6/01/2019           1,198
    3,000    EQT Corp.                                           4.88      11/15/2021           3,065
    2,000    Equitable Resources Foundation, Inc.                6.50       4/01/2018           2,302
    3,000    Linn Energy, LLC (a)                                6.25      11/01/2019           2,959
    3,000    Newfield Exploration Co.                            6.88       2/01/2020           3,203
    2,000    Newfield Exploration Co.                            5.75       1/30/2022           2,140
    2,000    Noble Energy, Inc.                                  8.25       3/01/2019           2,564
      900    QEP Resources, Inc.                                 6.80       3/01/2020             977
    5,000    QEP Resources, Inc.                                 6.88       3/01/2021           5,513
    1,000    Range Resources Corp.                               8.00       5/15/2019           1,105
   10,000    Southwestern Energy Co. (a)                         4.10       3/15/2022           9,999
                                                                                           ----------
                                                                                               55,552
                                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Citgo Petroleum Corp. (a)                          11.50       7/01/2017           1,130
    2,000    Motiva Enterprises, LLC (a)                         5.75       1/15/2020           2,338
    1,000    Sunoco, Inc.                                        9.63       4/15/2015           1,162
    1,000    Tesoro Corp.                                        6.63      11/01/2015           1,025
                                                                                           ----------
                                                                                                5,655
                                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (5.3%)
      250    Buckeye Partners, LP                                5.13       7/01/2017             271
    1,000    DCP Midstream, LLC (a)                              9.70      12/01/2013           1,114
    3,000    DCP Midstream, LLC                                  4.95       4/01/2022           3,097
    1,000    Duke Capital Corp., LLC                             5.50       3/01/2014           1,063
    1,000    Duke Capital Corp., LLC                             8.00      10/01/2019           1,289
    1,000    El Paso Corp.                                       6.50       9/15/2020           1,113
    2,000    El Paso Energy Corp. (a),(c)                        5.90       4/01/2017           2,292
    2,000    El Paso Pipeline Partners Operating, LLC            6.50       4/01/2020           2,307
    5,000    El Paso Pipeline Partners Operating, LLC            5.00      10/01/2021           5,307
   19,000    Enbridge Energy Partners, LP                        8.05      10/01/2037          20,807
    1,000    Energy Transfer Partners, LP                        6.00       7/01/2013           1,046

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $ 1,000    Energy Transfer Partners, LP                        9.70%       3/15/2019     $    1,290
    1,000    Enterprise Products Operating, LP                   8.38        8/01/2066          1,086
    5,000    Enterprise Products Operating, LP                   7.00        6/01/2067          5,037
    7,550    Enterprise Products Operating, LP                   7.03        1/15/2068          8,107
    2,000    Gulf South Pipeline Co., LP (a)                     5.75        8/15/2012          2,023
    2,405    Kinder Morgan Finance Co.                           5.70        1/05/2016          2,537
   11,000    NGPL PipeCo, LLC (a)                                6.51       12/15/2012         10,962
    2,000    NGPL PipeCo, LLC (c)                                7.12       12/15/2017          1,936
    5,000    NuStar Logistics, LP                                4.80        9/01/2020          5,127
    3,000    NuStar Logistics, LP                                4.75        2/01/2022          3,018
    2,000    Oneok Partners, LP                                  8.63        3/01/2019          2,619
    1,000    Plains All American Pipeline, LP                    8.75        5/01/2019          1,321
    5,000    Rockies Express Pipeline, LLC (a)                   3.90        4/15/2015          4,825
    2,000    Sabine Pass LNG, LP (c)                             7.25       11/30/2013          2,105
    3,000    Southeast Supply Header (a)                         4.85        8/15/2014          3,176
   16,000    Southern Union Co.                                  3.56 (e)   11/01/2066         13,580
    1,000    Spectra Energy Capital, LLC                         5.90        9/15/2013          1,062
    2,000    Sunoco Logistics Partners Operations, LP            8.75        2/15/2014          2,201
    3,000    Targa Resources Partners, LP (a)                    6.88        2/01/2021          3,150
    1,000    Tennessee Gas Pipeline Co.                          8.00        2/01/2016          1,171
    2,000    Tennessee Gas Pipeline Co.                          7.00       10/15/2028          2,453
      500    Transcontinental Gas Pipeline Corp.                 8.88        7/15/2012            508
    5,000    Western Gas Partners, LP                            5.38        6/01/2021          5,465
                                                                                           ----------
                                                                                              124,465
                                                                                           ----------
             Total Energy                                                                     210,006
                                                                                           ----------
             FINANCIALS (22.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    2,000    Mellon Bank, N.A.                                   5.45        4/01/2016          2,210
   10,000    State Street Capital Trust IV                       1.47 (e)    6/15/2037          7,488
                                                                                           ----------
                                                                                                9,698
                                                                                           ----------
             CONSUMER FINANCE (0.5%)
    8,000    American Express Co.                                6.80        9/01/2066          8,202
    1,000    American Honda Finance Corp. (a)                    6.70       10/01/2013          1,076
      965    Capital One Financial Corp.                         7.69        8/15/2036            977
    1,266    General Motors Acceptance Corp.                     6.88        8/28/2012          1,280
                                                                                           ----------
                                                                                               11,535
                                                                                           ----------
             DIVERSIFIED BANKS (0.6%)
    1,000    Comerica Bank                                       5.20        8/22/2017          1,117
    3,000    First Union National Bank                           6.18        2/15/2036          3,366
    2,000    First Union National Bank, Florida                  6.18        2/15/2036          2,244
    2,500    USB Realty Corp. (a)                                1.61 (e)            -(f)       1,872
    5,000    Wells Fargo & Co.                                   3.50        3/08/2022          5,075
                                                                                           ----------
                                                                                               13,674
                                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.3%)
    6,569    Schwab Capital Trust I                              7.50       11/15/2037          6,865
                                                                                           ----------
             LIFE & HEALTH INSURANCE (3.3%)
    2,000    Forethought Financial Group (a)                     8.63        4/15/2021          2,049
   11,500    Great-West Life & Annuity Insurance Co. (a)         7.15        5/16/2046         11,557
    3,000    Jackson National Life Global Funding (a)            5.38        5/08/2013          3,123
   12,018    Lincoln National Corp.                              7.00        5/17/2066         11,778
    5,000    MetLife Capital Trust X (a)                         9.25        4/08/2038          6,125
    8,000    MetLife, Inc.                                       6.40       12/15/2036          7,866
    1,000    Ohio National Financial Services, Inc. (a)          6.38        4/30/2020          1,112
    2,000    Ohio National Financial Services, Inc. (a)          6.63        5/01/2031          2,156
    3,000    Principal Financial Global Fund, LLC                0.99 (e)    1/10/2031          2,305
    2,000    Prudential Financial, Inc.                          6.00       12/01/2017          2,355
    5,000    Prudential Holdings, LLC (a)                        7.25       12/18/2023          6,005
   19,471    StanCorp Financial Group, Inc.                      6.90        6/01/2067         18,303

================================================================================

3   | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $ 2,000    Travelers Life & Annuity (a)                        5.13%       8/15/2014     $    2,174
                                                                                           ----------
                                                                                               76,908
                                                                                           ----------
             MULTI-LINE INSURANCE (1.7%)
    2,000    American International Group, Inc.                  8.18        5/15/2058          2,148
   10,000    Genworth Financial, Inc.                            6.15       11/15/2066          6,163
   10,000    Glen Meadow (a)                                     6.51        2/12/2067          7,700
    2,000    HCC Insurance Holdings, Inc.                        6.30       11/15/2019          2,237
   20,235    Nationwide Mutual Insurance Co. (a),(c)             5.81       12/15/2024         18,548
    3,000    Unitrin, Inc.                                       6.00       11/30/2015          3,183
                                                                                           ----------
                                                                                               39,979
                                                                                           ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    2,500    Leucadia National Corp.                             8.13        9/15/2015          2,797
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    1,000    Bank of America Corp.                               8.00                -(f)       1,033
    1,000    Bank of America Corp.                               8.13                -(f)       1,037
    2,000    Bank of America Corp.                               5.63       10/14/2016          2,127
    2,000    Bank of America Corp.                               6.10        6/15/2017          2,138
    2,000    Bank of America Corp.                               5.75       12/01/2017          2,123
    1,000    Bank of America Corp. Capital Trust XV              1.29 (e)    6/01/2056            717
    2,000    Citigroup, Inc.                                     6.38        8/12/2014          2,158
    2,000    Countrywide Financial Corp.                         6.25        5/15/2016          2,076
    2,000    General Electric Capital Corp.                      4.80        5/01/2013          2,081
    9,000    General Electric Capital Corp.                      6.38       11/15/2067          9,281
    6,440    General Electric Capital Trust I                    6.38       11/15/2067          6,601
    1,000    ILFC E-Capital Trust I (a)                          5.03 (e)   12/21/2065            705
    2,000    ILFC E-Capital Trust II (a)                         6.25       12/21/2065          1,490
    3,000    International Lease Finance Corp. (a)               6.50        9/01/2014          3,203
    2,000    JPMorgan Chase Capital XIII                         1.42 (e)    9/30/2034          1,523
   10,000    JPMorgan Chase Capital XXI                          1.49 (e)    2/02/2037          7,482
    2,000    Merrill Lynch & Co., Inc.                           6.05        8/15/2012          2,029
                                                                                           ----------
                                                                                               47,804
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (3.9%)
    1,000    21st Century Insurance Group                        5.90       12/15/2013          1,057
    5,000    Alleghany Corp. (c)                                 5.63        9/15/2020          5,370
    2,000    Allied World Assurance                              5.50       11/15/2020          2,080
   10,000    Allstate Corp.                                      6.13        5/15/2037          9,837
    1,535    Assured Guaranty U.S. Holdings, Inc.                7.00        6/01/2034          1,564
    2,425    Assured Guaranty U.S. Holdings, Inc.                6.40       12/15/2066          1,879
   10,000    BNSF Funding Trust I                                6.61       12/15/2055         10,437
   15,000    Chubb Corp.                                         6.38 (e)    3/29/2067         15,431
    3,000    Farmers Exchange Capital (a)                        7.05        7/15/2028          3,329
    1,700    Farmers Insurance Exchange (a)                      8.63        5/01/2024          2,192
    3,000    Financial Security Assurance Holdings Ltd. (a)      6.40       12/15/2066          2,160
    1,000    Infinity Property & Casualty Corp.                  5.50        2/18/2014          1,047
    6,760    Ironshore Holdings, Inc. (a),(c)                    8.50        5/15/2020          7,472
    2,000    Liberty Mutual Group, Inc.                          7.30        6/15/2014          2,213
    3,000    Liberty Mutual Group, Inc. (a)                      7.00        3/15/2037          2,715
   15,810    Progressive Corp.                                   6.70        6/15/2037         16,579
    2,000    RLI Corp.                                           5.95        1/15/2014          2,105
    5,000    Travelers Companies, Inc.                           6.25        3/15/2037          5,200
                                                                                           ----------
                                                                                               92,667
                                                                                           ----------
             REGIONAL BANKS (4.0%)
    8,000    Allfirst Preferred Capital Trust                    1.97 (e)    7/15/2029          6,034
    3,290    AmSouth Bank, N.A.                                  4.85        4/01/2013          3,348
    1,750    Bank of Oklahoma                                    5.75        5/15/2017          1,620
    2,000    Chittenden Corp.                                    1.19 (e)    2/14/2017          1,968
    1,000    City National Corp.                                 5.13        2/15/2013          1,027
    2,000    Cullen/Frost Bankers, Inc.                          1.03 (e)    2/15/2017          1,913
    2,000    Cullen/Frost Capital Trust II                       2.04 (e)    3/01/2034          1,626
    1,000    Emigrant Bancorp, Inc. (a)                          6.25        6/15/2014            910

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $10,000    Fifth Third Capital Trust IV                        6.50%       4/15/2037     $    9,950
    2,395    First Empire Capital Trust I                        8.23        2/01/2027          2,478
    1,000    First Maryland Capital Trust I                      1.47 (e)    1/15/2027            746
    7,000    First Niagara Financial Group, Inc.                 7.25       12/15/2021          7,718
    1,000    First Republic Bank Corp.                           7.75        9/15/2012          1,007
    1,000    First Tennessee Bank, N.A.                          4.63        5/15/2013          1,030
    3,000    First Tennessee Bank, N.A.                          5.65        4/01/2016          3,137
    2,000    Fulton Capital Trust I                              6.29        2/01/2036          1,810
    2,000    Huntington Bancshares, Inc.                         7.00       12/15/2020          2,324
    2,500    Huntington Capital III                              6.65        5/15/2037          2,462
    2,000    Key Bank, N.A.                                      5.45        3/03/2016          2,223
      750    KeyCorp Capital II                                  6.88        3/17/2029            748
   16,000    Manufacturers & Traders Trust Co.                   5.63       12/01/2021         15,971
    1,500    National City Preferred Capital Trust I            12.00                -(f)       1,600
    5,000    PNC Preferred Funding Trust III (a)                 8.70                -(f)       5,141
    2,000    Regions Financial Corp.                             7.75       11/10/2014          2,205
    1,000    Regions Financial Corp.                             5.75        6/15/2015          1,057
    1,500    Sky Financial Capital Trust I                       9.34        5/01/2030          1,564
    2,000    Susquehanna Bancshares, Inc.                        2.37 (e)    5/01/2014          1,898
    2,000    TCF Financial Bank                                  2.10 (e)    6/15/2014          1,953
    2,000    TCF National Bank                                   5.50        2/01/2016          2,136
    4,000    Webster Capital Trust IV                            7.65        6/15/2037          4,004
    1,000    Webster Financial Corp.                             5.13        4/15/2014            988
    1,000    Whitney National Bank                               5.88        4/01/2017          1,061
    1,000    Wilmington Trust Corp.                              8.50        4/02/2018          1,214
    1,000    Zions Bancorp                                       6.00        9/15/2015          1,032
                                                                                           ----------
                                                                                               95,903
                                                                                           ----------
             REINSURANCE (0.4%)
    5,624    Max USA Holdings Ltd. (a)                           7.20        4/14/2017          5,887
    3,000    Platinum Underwriters Finance, Inc.                 7.50        6/01/2017          3,233
                                                                                           ----------
                                                                                                9,120
                                                                                           ----------
             REITs - DIVERSIFIED (0.3%)
    1,000    Liberty Property, LP                                5.13        3/02/2015          1,071
    1,000    Liberty Property, LP                                6.63       10/01/2017          1,156
    4,000    Washington REIT                                     5.35        5/01/2015          4,339
                                                                                           ----------
                                                                                                6,566
                                                                                           ----------
             REITs - INDUSTRIAL (0.4%)
    2,500    AMB Property, LP                                    6.30        6/01/2013          2,608
    5,000    ProLogis, LP                                        6.88        3/15/2020          5,844
    1,000    ProLogis, LP                                        1.88       11/15/2037          1,001
                                                                                           ----------
                                                                                                9,453
                                                                                           ----------
             REITs - OFFICE (1.4%)
    7,000    Alexandria Real Estate Equities, Inc.               4.60        4/01/2022          7,043
    2,000    BioMed Realty, LP (a)                               6.13        4/15/2020          2,268
    2,000    Boston Properties, Inc.                             5.88       10/15/2019          2,320
      365    Boston Properties, LP                               6.25        1/15/2013            378
    2,000    Brandywine Operating Partnership, LP                7.50        5/15/2015          2,237
    1,000    Brandywine Operating Partnership, LP                6.00        4/01/2016          1,074
    1,000    Duke Realty, LP                                     5.50        3/01/2016          1,085
    1,000    Duke Realty, LP                                     5.95        2/15/2017          1,124
    1,000    Duke Realty, LP                                     6.50        1/15/2018          1,154
    1,000    HRPT Properties Trust                               5.75       11/01/2015          1,047
    2,000    HRPT Properties Trust                               6.25        8/15/2016          2,123
    1,700    HRPT Properties Trust                               6.25        6/15/2017          1,820
    1,000    HRPT Properties Trust                               6.65        1/15/2018          1,084
    1,500    Mack-Cali Realty, LP                                5.80        1/15/2016          1,633
    1,000    Mack-Cali Realty, LP                                7.75        8/15/2019          1,232
    1,000    Reckson Operating Partnership, LP                   6.00        3/31/2016          1,067
    5,000    Wells Operating Partnership II, L.P.                5.88        4/01/2018          5,112
                                                                                           ----------
                                                                                               33,801
                                                                                           ----------

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.7%)
  $ 1,330    BRE Properties, Inc.                                5.50%       3/15/2017     $    1,476
    1,965    ERP Operating, LP                                   6.58        4/13/2015          2,227
    1,000    Post Apartment Homes, LP                            5.45        6/01/2012          1,003
    2,000    UDR, Inc.                                           5.25        1/15/2015          2,149
   10,000    UDR, Inc.                                           4.63        1/10/2022         10,479
                                                                                           ----------
                                                                                               17,334
                                                                                           ----------
             REITs - RETAIL (0.8%)
    1,000    Developers Diversified Realty Corp.                 5.38       10/15/2012          1,009
    2,000    Developers Diversified Realty Corp.                 5.50        5/01/2015          2,115
    3,000    Equity One, Inc.                                    6.25       12/15/2014          3,237
    1,000    Federal Realty Investment Trust                     6.20        1/15/2017          1,129
    1,000    National Retail Properties, Inc.                    6.88       10/15/2017          1,149
    1,000    Pan Pacific Retail Properties, Inc.                 5.25        9/01/2015          1,082
    2,000    Realty Income Corp.                                 5.95        9/15/2016          2,245
    2,000    Regency Centers, LP                                 5.88        6/15/2017          2,262
    1,000    Simon Property Group, LP                            6.10        5/01/2016          1,149
    4,000    Weingarten Realty Investors                         4.86        1/15/2014          4,135
                                                                                           ----------
                                                                                               19,512
                                                                                           ----------
             REITs - SPECIALIZED (1.7%)
    6,000    Entertainment Properties Trust                      7.75        7/15/2020          6,536
    2,000    Health Care Property Investors, Inc.                6.30        9/15/2016          2,270
    2,000    Health Care REIT, Inc.                              4.70        9/15/2017          2,121
    3,000    Health Care REIT, Inc.                              6.13        4/15/2020          3,363
    2,000    Health Care REIT, Inc.                              4.95        1/15/2021          2,080
    5,000    Healthcare Realty Trust                             6.50        1/17/2017          5,523
    1,000    Hospitality Properties Trust                        5.13        2/15/2015          1,044
    1,000    Host Hotels & Resorts, LP                           9.00        5/15/2017          1,115
    2,000    Nationwide Health Properties, Inc.                  6.90       10/01/2037          2,299
    6,000    Senior Housing Properties Trust                     6.75        4/15/2020          6,446
    2,000    Senior Housing Properties Trust                     6.75       12/15/2021          2,171
    1,000    Ventas Realty, LP                                   9.00        5/01/2012          1,000
    3,000    Ventas Realty, LP                                   6.75        4/01/2017          3,100
                                                                                           ----------
                                                                                               39,068
                                                                                           ----------
             SPECIALIZED FINANCE (0.1%)
    1,000    ERAC USA Finance Co. (a)                            6.20       11/01/2016          1,145
                                                                                           ----------
             Total Financials                                                                 533,829
                                                                                           ----------
             HEALTH CARE (0.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.0%)
    1,000    Baxter International, Inc.                          4.00        3/01/2014          1,063
                                                                                           ----------
             HEALTH CARE FACILITIES (0.3%)
    2,000    HCA, Inc.                                           8.50        4/15/2019          2,254
    3,000    HCA, Inc.                                           7.25        9/15/2020          3,337
      500    Health Management Associates, Inc. (a)              7.38        1/15/2020            523
                                                                                           ----------
                                                                                                6,114
                                                                                           ----------
             HEALTH CARE SERVICES (0.0%)
    1,000    Laboratory Corp. of America                         5.63       12/15/2015          1,129
                                                                                           ----------
             MANAGED HEALTH CARE (0.1%)
    2,000    Highmark, Inc. (a)                                  6.80        8/15/2013          2,106
                                                                                           ----------
             PHARMACEUTICALS (0.2%)
    1,000    Hospira, Inc.                                       6.40        5/15/2015          1,121
    1,000    Hospira, Inc.                                       6.05        3/30/2017          1,127
    1,000    Mylan, Inc. (a)                                     7.63        7/15/2017          1,112
    1,000    Mylan, Inc. (a)                                     7.88        7/15/2020          1,125
                                                                                           ----------
                                                                                                4,485
                                                                                           ----------
             Total Health Care                                                                 14,897
                                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             INDUSTRIALS (2.7%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
  $ 1,237    L-3 Communications Corp.                            6.38%      10/15/2015     $    1,269
    5,000    L-3 Communications Corp.                            3.95       11/15/2016          5,312
    2,000    Textron Financial Corp.                             5.40        4/28/2013          2,070
                                                                                           ----------
                                                                                                8,651
                                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.1%)
    2,000    FedEx Corp.                                         7.38        1/15/2014          2,213
                                                                                           ----------
             AIRLINES (1.4%)
      278    America West Airlines, Inc. Pass-Through Trust      6.87        1/02/2017            278
    1,542    America West Airlines, Inc. Pass-Through Trust
               (INS)                                             7.93        1/02/2019          1,612
    2,245    American Airlines, Inc. Pass-Through Trust         10.38        7/02/2019          2,419
    4,424    Continental Airlines, Inc. Pass-Through Trust       9.00        7/08/2016          5,109
      857    Continental Airlines, Inc. Pass-Through Trust       6.55        2/02/2019            921
    1,050    Continental Airlines, Inc. Pass-Through Trust
               (INS)                                             6.24        3/15/2020          1,091
   11,000    Continental Airlines, Inc. Pass-Through Trust       4.15        4/11/2024         11,138
    2,082    US Airways Group, Inc. Pass-Through Trust
               (INS)                                             7.08        3/20/2021          2,093
    4,677    US Airways Group, Inc. Pass-Through Trust           6.25        4/22/2023          4,818
    2,952    US Airways Group, Inc. Pass-Through Trust           7.13       10/22/2023          3,099
                                                                                           ----------
                                                                                               32,578
                                                                                           ----------
             BUILDING PRODUCTS (0.1%)
    1,000    Building Materials Corp. (a)                        7.00        2/15/2020          1,072
    1,000    USG Corp.                                           6.30       11/15/2016            960
    1,000    USG Corp.                                           9.75 (e)    1/15/2018          1,028
                                                                                           ----------
                                                                                                3,060
                                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    1,000    Paccar, Inc.                                        6.88        2/15/2014          1,109
    2,488    Terex Corp. (b)                                     5.50        4/28/2017          2,509
                                                                                           ----------
                                                                                                3,618
                                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000    Allied Waste North America, Inc.                    6.88        6/01/2017          2,080
                                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    2,548    Tomkins, LLC (b)                                    4.25        9/21/2016          2,561
                                                                                           ----------
             INDUSTRIAL MACHINERY (0.1%)
    1,500    SPX Corp.                                           6.88        9/01/2017          1,650
                                                                                           ----------
             RAILROADS (0.1%)
    3,094    Southern Capital Corp. (a)                          5.70        6/30/2022          3,216
                                                                                           ----------
             SECURITY & ALARM SERVICES (0.2%)
    2,000    Corrections Corp. of America                        7.75        6/01/2017          2,180
    2,000    GEO Group, Inc.                                     7.75       10/15/2017          2,170
                                                                                           ----------
                                                                                                4,350
                                                                                           ----------
             Total Industrials                                                                 63,977
                                                                                           ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,000    Computer Sciences Corp.                             5.50        3/15/2013          1,033
                                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    5,000    Tyco Electronics Group S.A.                         3.50        2/03/2022          5,012
                                                                                           ----------
             Total Information Technology                                                       6,045
                                                                                           ----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             MATERIALS (1.7%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
   $  682    Sweetwater Investors, LLC (a)                       5.88%       5/15/2014     $      671
                                                                                           ----------
             CONSTRUCTION MATERIALS (0.2%)
    3,450    Vulcan Materials Co.                                6.40       11/30/2017          3,622
                                                                                           ----------
             DIVERSIFIED CHEMICALS (0.2%)
    2,000    Chevron Phillips Chemical Co., LP (a)               7.00        6/15/2014          2,245
    2,000    Dow Chemical Co.                                    5.90        2/15/2015          2,249
    1,000    E.I. du Pont de Nemours and Co.                     6.00        7/15/2018          1,243
                                                                                           ----------
                                                                                                5,737
                                                                                           ----------
             METAL & GLASS CONTAINERS (0.1%)
    1,000    Ball Corp.                                          5.00        3/15/2022          1,019
                                                                                           ----------
             PAPER PACKAGING (0.4%)
    5,000    Rock-Tenn Co. (a)                                   4.45        3/01/2019          5,098
    5,153    Sealed Air Corp. (a)                                6.88        7/15/2033          5,000
                                                                                           ----------
                                                                                               10,098
                                                                                           ----------
             PAPER PRODUCTS (0.6%)
    1,000    Clearwater Paper Corp.                              7.13       11/01/2018          1,070
    3,000    Georgia Pacific, LLC                                7.25        6/01/2028          3,604
    3,000    International Paper Co.                             7.50        8/15/2021          3,816
    5,000    International Paper Co.                             4.75        2/15/2022          5,348
                                                                                           ----------
                                                                                               13,838
                                                                                           ----------
             STEEL (0.2%)
    2,000    Allegheny Technologies, Inc.                        9.38        6/01/2019          2,531
    2,000    Carpenter Technology Corp.                          5.20        7/15/2021          2,074
                                                                                           ----------
                                                                                                4,605
                                                                                           ----------
             Total Materials                                                                   39,590
                                                                                           ----------
             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    2,000    CenturyLink, Inc.                                   6.45        6/15/2021          2,085
    5,000    CenturyLink, Inc.                                   5.80        3/15/2022          4,966
    3,301    Frontier Communications Corp.                       8.25        4/15/2017          3,574
    4,000    Qwest Communications International                  7.13        4/01/2018          4,290
    6,000    Qwest Corp.                                         6.75       12/01/2021          6,774
    1,000    Verizon Communications, Inc.                        5.25        4/15/2013          1,045
    2,000    Windstream Corp.                                    7.88       11/01/2017          2,220
                                                                                           ----------
                                                                                               24,954
                                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    5,000    American Tower Corp.                                5.90       11/01/2021          5,631
    3,000    Nextel Communications, Inc.                         6.88       10/31/2013          3,015
    2,000    Nextel Communications, Inc.                         5.95        3/15/2014          2,001
    3,000    Verizon Wireless Capital, LLC                       5.55        2/01/2014          3,238
                                                                                           ----------
                                                                                               13,885
                                                                                           ----------
             Total Telecommunication Services                                                  38,839
                                                                                           ----------
             UTILITIES (11.4%)
             -----------------
             ELECTRIC UTILITIES (5.0%)
    1,000    Ameren Illinois Co.                                 6.13       11/15/2017          1,170
    2,000    Ameren Illinois Power Co.                           9.75       11/15/2018          2,752
    1,000    Ameren UE                                           5.10       10/01/2019          1,152
    1,000    Baltimore Gas and Electric Co.                      5.90       10/01/2016          1,178
    4,984    Bruce Mansfield Unit 1 & 2 2007 Pass-Through
               Trust                                             6.85        6/01/2034          5,358
    1,045    Carolina Power & Light Co.                          6.13        9/15/2033          1,307

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $   565    Cedar Brakes II, LLC (a)                            9.88%       9/01/2013     $      587
    2,000    Cleveland Electric Illuminating Co.                 8.88       11/15/2018          2,673
    2,000    Commonwealth Edison Co.                             5.80        3/15/2018          2,420
    1,000    Duke Energy Carolinas, LLC                          5.75       11/15/2013          1,078
   13,000    Duquesne Light Holdings, Inc. (a)                   6.40        9/15/2020         14,861
    3,500    Duquesne Light Holdings, Inc. (a)                   5.90       12/01/2021          3,895
    2,225    Entergy Texas, Inc.                                 3.60        6/01/2015          2,324
      556    FPL Energy National Wind, LLC (a)                   5.61        3/10/2024            577
   14,000    FPL Group Capital, Inc.                             6.35       10/01/2066         14,294
    1,000    FPL Group Capital, Inc.                             7.30        9/01/2067          1,074
    3,000    Great Plains Energy, Inc.                           6.88        9/15/2017          3,542
    2,000    Indiana Michigan Power Co.                          7.00        3/15/2019          2,487
    2,320    ITC Holdings Corp. (a)                              5.25        7/15/2013          2,405
    2,000    Metropolitan Edison Co.                             7.70        1/15/2019          2,529
    1,000    MidAmerican Energy Holdings Co.                     5.88       10/01/2012          1,022
    1,000    Nevada Power Co.                                    6.50        5/15/2018          1,233
    2,000    Northeast Utilities                                 5.65        6/01/2013          2,100
    1,700    Northern States Power Co.                           8.00        8/28/2012          1,741
    3,000    NV Energy, Inc.                                     6.25       11/15/2020          3,302
    2,000    Oglethorpe Power Corp.                              6.10        3/15/2019          2,425
    2,000    Otter Tail Corp.                                    9.00       12/15/2016          2,178
   16,100    PPL Capital Funding, Inc.                           6.70        3/30/2067         15,955
    1,000    PSI Energy, Inc.                                    6.05        6/15/2016          1,168
    3,000    Public Service Co. of New Mexico                    7.95        5/15/2018          3,677
    1,000    Public Service Co. of Oklahoma                      6.15        8/01/2016          1,155
    5,000    Southern California Edison Co.                      6.25                -(f)       5,240
    4,000    Texas - New Mexico Power Co. (a)                    9.50        4/01/2019          5,340
    2,817    Texas Competitive Electric Holdings Co., LLC (b)    4.74       10/10/2017          1,559
      584    Tristate General & Transport Association (a)        6.04        1/31/2018            638
    1,000    Union Electric Co.                                  6.70        2/01/2019          1,247
                                                                                           ----------
                                                                                              117,643
                                                                                           ----------
             GAS UTILITIES (1.7%)
    2,000    AGL Capital Corp.                                   6.38        7/15/2016          2,323
    2,000    Atmos Energy Corp.                                  6.35        6/15/2017          2,360
    1,000    Atmos Energy Corp.                                  8.50        3/15/2019          1,326
    2,000    Florida Gas Transmission Co. (a)                    7.90        5/15/2019          2,510
    3,000    Florida Gas Transmission Co. (a)                    5.45        7/15/2020          3,326
    3,000    Gulfstream Natural Gas (a)                          6.95        6/01/2016          3,484
    4,000    National Fuel Gas Co.                               4.90       12/01/2021          4,240
    1,000    National Fuel Gas Co.                               7.38        6/13/2025          1,224
    1,000    Northern Natural Gas Co. (a)                        5.38       10/31/2012          1,023
    3,000    ONEOK, Inc.                                         4.25        2/01/2022          3,124
    1,000    Questar Pipeline Co.                                5.83        2/01/2018          1,184
   13,110    SourceGas, LLC (a)                                  5.90        4/01/2017         13,863
    1,000    Southern Star Central Gas Pipeline, Inc. (a)        6.00        6/01/2016          1,110
                                                                                           ----------
                                                                                               41,097
                                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    2,000    Dolphin Subsidiary II, Inc. (a)                     6.50       10/15/2016          2,180
    2,680    IPALCO Enterprises, Inc. (a)                        7.25        4/01/2016          2,935
    4,500    IPALCO Enterprises, Inc.                            5.00        5/01/2018          4,500
    2,000    Reliant Energy, Inc.                                7.63        6/15/2014          2,050
                                                                                           ----------
                                                                                               11,665
                                                                                           ----------
             MULTI-UTILITIES (4.1%)
    1,000    Ameren Corp.                                        8.88        5/15/2014          1,129
    3,500    Black Hills Corp.                                   6.50        5/15/2013          3,664
    3,000    Black Hills Corp.                                   5.88        7/15/2020          3,430
    2,000    CenterPoint Energy Houston Electric, LLC            7.00        3/01/2014          2,213
    1,000    CenterPoint Energy Resources Corp.                  5.95        1/15/2014          1,071
    2,000    CMS Energy Corp.                                    6.25        2/01/2020          2,214
    3,000    CMS Energy Corp.                                    5.05        3/15/2022          3,069
    1,000    Dominion Resources, Inc.                            8.88        1/15/2019          1,366

================================================================================

9   | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $ 6,050    Dominion Resources, Inc.                            7.50%       6/30/2066     $    6,449
   10,000    Dominion Resources, Inc.                            2.77 (e)    9/30/2066          9,013
    1,000    Energy East Corp.                                   6.75        6/15/2012          1,006
   16,663    Integrys Energy Group, Inc.                         6.11       12/01/2066         16,742
    1,000    NiSource Finance Corp.                              6.40        3/15/2018          1,180
    1,000    Puget Sound Energy, Inc.                            6.75        1/15/2016          1,183
   20,500    Puget Sound Energy, Inc.                            6.97        6/01/2067         21,205
    2,000    Sempra Energy                                       9.80        2/15/2019          2,778
   19,000    Wisconsin Energy Corp.                              6.25        5/15/2067         19,640
                                                                                           ----------
                                                                                               97,352
                                                                                           ----------
             WATER UTILITIES (0.1%)
    2,000    American Water Capital Corp.                        6.09       10/15/2017          2,353
                                                                                           ----------
             Total Utilities                                                                  270,110
                                                                                           ----------
             Total Corporate Obligations (cost: $1,132,152)                                 1,216,149
                                                                                           ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (11.4%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CABLE & SATELLITE (0.1%)
    1,000    Virgin Media Finance plc                            8.38       10/15/2019          1,127
    2,000    Virgin Media Secured Finance plc                    6.50        1/15/2018          2,190
                                                                                           ----------
                                                                                                3,317
                                                                                           ----------
             Total Consumer Discretionary                                                       3,317
                                                                                           ----------
             CONSUMER STAPLES (0.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
    7,000    Viterra, Inc. (a)                                   5.95        8/01/2020          7,748
                                                                                           ----------
             BREWERS (0.2%)
    5,000    SABMiller Holdings, Inc. (a)                        3.75        1/15/2022          5,211
                                                                                           ----------
             DISTILLERS & VINTNERS (0.2%)
    5,000    Pernod Ricard S.A. (a)                              2.95        1/15/2017          5,093
                                                                                           ----------
             FOOD RETAIL (0.1%)
    1,348    Ahold Lease USA, Inc.                               7.82        1/02/2020          1,500
                                                                                           ----------
             Total Consumer Staples                                                            19,552
                                                                                           ----------
             ENERGY (1.5%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
    1,000    Husky Energy, Inc.                                  7.25       12/15/2019          1,242
                                                                                           ----------
             OIL & GAS DRILLING (0.3%)
    5,000    Transocean, Inc.                                    5.05       12/15/2016          5,435
    2,000    Transocean, Inc.                                    1.50       12/15/2037          1,990
                                                                                           ----------
                                                                                                7,425
                                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000    Weatherford International Ltd.                      9.63        3/01/2019          2,649
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,500    Talisman Energy, Inc.                               7.75        6/01/2019          1,866
    2,000    Woodside Finance Ltd. (a)                           8.75        3/01/2019          2,576
                                                                                           ----------
                                                                                                4,442
                                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
    1,275    Nakilat, Inc. (a)                                   6.07       12/31/2033          1,393
    2,000    TransCanada Pipelines Ltd.                          7.13        1/15/2019          2,569

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)        SECURITY                                             RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $14,860    TransCanada Pipelines Ltd.                          6.35%       5/15/2067     $   15,529
                                                                                           ----------
                                                                                               19,491
                                                                                           ----------
             Total Energy                                                                      35,249
                                                                                           ----------
             FINANCIALS (5.8%)
             -----------------
             DIVERSIFIED BANKS (2.2%)
    8,340    Barclays Bank plc                                   0.88 (e)            -(f)       3,811
   12,450    Barclays Bank plc                                   1.00 (e)            -(f)       5,839
    3,000    BayernLB Capital Trust l                            6.20                -(f)       1,179
   20,000    HSBC Bank plc                                       1.06 (e)            -(f)       9,960
    3,000    LBG Capital No.1 plc                                7.88       11/01/2020          2,648
    2,000    LBG Capital No.1 plc                                8.00       12/31/2049          1,680
    1,000    Lloyds TSB Bank plc (a)                             4.38        1/12/2015          1,024
    5,000    Lloyds TSB Bank plc                                 4.20        3/28/2017          5,078
    2,000    National Capital Trust II (a)                       5.49                -(f)       1,881
    2,000    Nordea Bank AB (a)                                  5.42                -(f)       1,960
   10,000    Rabobank Nederland Utrect                           3.88        2/08/2022          9,899
    4,000    Royal Bank of Scotland Group plc                    7.64                -(f)       2,710
    2,000    Standard Chartered Bank (a)                         6.40        9/26/2017          2,220
    1,000    Westpac Capital Trust IV (a)                        5.26                -(f)         928
                                                                                           ----------
                                                                                               50,817
                                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    5,000    Deutsche Bank Capital Trust IV                      4.59 (e)            -(f)       3,575
                                                                                           ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    1,000    Brookfield Asset Management, Inc.                   7.13        6/15/2012          1,007
    4,500    Brookfield Asset Management, Inc.                   5.80        4/25/2017          4,897
                                                                                           ----------
                                                                                                5,904
                                                                                           ----------
             MULTI-LINE INSURANCE (1.3%)
    1,500    AXA S.A.                                            2.23 (e)            -(f)         840
    2,000    AXA S.A. (a)                                        6.46                -(f)       1,645
   15,000    Oil Insurance Ltd. (a)                              3.45 (e)            -(f)      14,429
   15,000    ZFS Finance USA Trust II (a)                        6.45       12/15/2065         14,775
                                                                                           ----------
                                                                                               31,689
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    7,000    ING Bank N.V. (a)                                   3.75        3/07/2017          6,923
    4,000    ING Groep N.V.                                      5.78                -(f)       3,440
                                                                                           ----------
                                                                                               10,363
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
    2,000    Allied World Assurance Holdings Ltd.                7.50        8/01/2016          2,312
    3,000    Catlin Insurance Co. Ltd. (a)                       7.25                -(f)       2,663
   10,800    QBE Capital Funding III, LP (a)                     7.25        5/24/2041          9,898
    9,000    QBE Insurance Group Ltd. (a)                        5.65        7/01/2023          8,451
    5,000    White Mountains Re Group Ltd. (a)                   6.38        3/20/2017          5,275
    5,000    XL Capital Ltd.                                     6.50                -(f)       4,187
                                                                                           ----------
                                                                                               32,786
                                                                                           ----------
             REITs - RETAIL (0.1%)
    2,000    WEA Finance (a)                                     5.75        9/02/2015          2,199
                                                                                           ----------
             Total Financials                                                                 137,333
                                                                                           ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
    2,000    Valeant Pharmaceuticals (a)                         6.88       12/01/2018          2,070
                                                                                           ----------
             INDUSTRIALS (1.2%)
             ------------------
             AIRPORT SERVICES (0.3%)
    6,000    BAA Funding Ltd. (a)                                4.88        7/15/2021          6,257
                                                                                           ----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.7%)
   $8,000    Hutchison Whampoa Ltd. (a)                          6.00%               -(f)  $    8,160
    2,000    Hutchison Whampoa Ltd. (a)                          4.63        1/13/2022          2,086
    1,000    Siemens Financieringsmat (a)                        6.13        8/17/2026          1,251
    2,000    Tyco International Finance S.A.                     4.13       10/15/2014          2,145
    3,000    Tyco International Finance S.A.                     8.50        1/15/2019          3,937
                                                                                           ----------
                                                                                               17,579
                                                                                           ----------
             INDUSTRIAL MACHINERY (0.1%)
    2,000    Ingersoll-Rand GL Holding Co.                       9.50        4/15/2014          2,300
                                                                                           ----------
             RAILROADS (0.1%)
    2,761    Asciano Finance Ltd. (a)                            4.63        9/23/2020          2,724
                                                                                           ----------
             Total Industrials                                                                 28,860
                                                                                           ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             SEMICONDUCTORS (0.3%)
    5,000    NXP BV/NXP Funding, LLC (a)                         9.75        8/01/2018          5,737
                                                                                           ----------
             MATERIALS (1.4%)
             ----------------
             CONSTRUCTION MATERIALS (0.2%)
    2,000    CRH America, Inc.                                   6.00        9/30/2016          2,200
    3,000    CRH America, Inc.                                   5.75        1/15/2021          3,247
                                                                                           ----------
                                                                                                5,447
                                                                                           ----------
             DIVERSIFIED METALS & MINING (0.4%)
    2,000    Glencore Funding, LLC (a)                           6.00        4/15/2014          2,118
    3,000    Noranda, Inc.                                       6.00       10/15/2015          3,354
    3,000    Rio Tinto Finance (USA) Ltd.                        8.95        5/01/2014          3,458
      500    Teck Resources Ltd.                                10.75        5/15/2019            620
                                                                                           ----------
                                                                                                9,550
                                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,000    Incitec Pivot Finance, LLC (a)                      6.00       12/10/2019          3,259
                                                                                           ----------
             GOLD (0.2%)
    2,000    Barrick Gold Corp.                                  6.95        4/01/2019          2,463
    2,000    Barrick Gold Finance Co., LLC                       6.13        9/15/2013          2,141
                                                                                           ----------
                                                                                                4,604
                                                                                           ----------
             METAL & GLASS CONTAINERS (0.1%)
    1,000    Ardagh Packaging Finance plc (a)                    7.38       10/15/2017          1,087
                                                                                           ----------
             PAPER PRODUCTS (0.0%)
      500    PE Paper Escrow GmbH (a)                           12.00        8/01/2014            543
                                                                                           ----------
             STEEL (0.3%)
    1,000    ArcelorMittal                                       9.00        2/15/2015          1,146
    2,000    ArcelorMittal                                       5.50        3/01/2021          1,973
    4,000    ArcelorMittal                                       6.25        2/25/2022          4,082
                                                                                           ----------
                                                                                                7,201
                                                                                           ----------
             Total Materials                                                                   31,691
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000    Telecom Italia Capital                              5.25       11/15/2013          2,040
                                                                                           ----------
             UTILITIES (0.1%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    2,000    Transalta Corp.                                     4.75        1/15/2015          2,133
                                                                                           ----------
             Total Eurodollar and Yankee Obligations (cost: $258,391)                         267,982
                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (3.3%)

             FINANCIALS (3.3%)
             -----------------
             ASSET-BACKED FINANCING (3.3%)
   $3,000    AESOP Funding II, LLC (a)                           9.31%      10/20/2013     $    3,058
    5,000    AESOP Funding II, LLC                               6.74        5/20/2016          5,574
    3,000    American Express Credit Account Master Trust (a)    0.59 (e)    9/15/2016          2,982
    2,835    AmeriCredit Automobile Receivables Trust            6.96       10/14/2014          2,897
    4,405    Bank One Issuance Trust                             4.77        2/16/2016          4,577
    2,000    Bank One Issuance Trust                             1.04 (e)    2/15/2017          1,990
    1,844    CenterPoint Energy Transition Bond Co. III, LLC     4.19        2/01/2020          1,995
    3,088    Centre Point Funding, LLC (a)                       5.43        7/20/2015          3,243
    5,000    CIT Equipment Collateral (a)                        3.41        9/20/2016          5,000
    4,000    Citibank Credit Card Issuance Trust                 6.30        6/20/2014          4,030
    1,000    Citibank Credit Card Issuance Trust                 5.50        3/24/2017          1,099
    1,000    Citibank Credit Card Issuance Trust                 5.65        9/20/2019          1,205
      350    Ford Credit Auto Owner Trust                        1.99 (e)    4/15/2013            351
    5,000    GE Capital Credit Card Master Note Trust            4.47        3/15/2020          5,706
    3,000    Hertz Vehicle Financing, LLC (a)                    4.26        3/25/2014          3,066
    5,000    Hertz Vehicle Financing, LLC (a)                    5.93        3/25/2016          5,432
    2,000    Hertz Vehicle Financing, LLC                        6.44        2/15/2019          2,317
    1,441    Hyundai Auto Receivables Trust                      5.48       11/17/2014          1,455
    3,750    Rental Car Finance Corp. (a),(c)                    0.38 (e)    7/25/2013          3,735
    5,289    SLM Student Loan Trust                              0.83 (e)    4/25/2025          4,742
    6,045    SLM Student Loan Trust                              0.85 (e)    4/25/2025          5,460
    1,479    SLM Student Loan Trust                              0.67 (e)   10/27/2025          1,253
    1,561    SLM Student Loan Trust                              1.02 (e)   10/25/2038          1,246
    1,881    Trinity Rail Leasing, LP (INS)                      5.27        8/14/2027          2,013
    4,179    Trinity Rail Leasing, LP (a)                        5.90        5/14/2036          4,588
                                                                                           ----------
                                                                                               79,014
                                                                                           ----------
             Total Financials                                                                  79,014
                                                                                           ----------
             Total Asset-Backed Securities (cost: $72,659)                                     79,014
                                                                                           ----------

             COMMERCIAL MORTGAGE SECURITIES (20.2%)

             FINANCIALS (20.2%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (20.2%)
      870    Banc of America Commercial Mortgage, Inc.           6.56        4/11/2037            879
    1,000    Banc of America Commercial Mortgage, Inc.           4.99       11/10/2042          1,017
    1,000    Banc of America Commercial Mortgage, Inc.           5.26       11/10/2042            941
    2,206    Banc of America Commercial Mortgage, Inc.           4.51       12/10/2042          2,239
    2,400    Banc of America Commercial Mortgage, Inc.           4.95        7/10/2043          2,311
    3,169    Banc of America Commercial Mortgage, Inc.           5.72        5/10/2045          3,340
    2,000    Banc of America Commercial Mortgage, Inc.           5.77        5/10/2045          2,139
    5,000    Banc of America Commercial Mortgage, Inc.           5.00        7/10/2045          5,378
    7,523    Banc of America Commercial Mortgage, Inc.           5.18       10/10/2045          8,090
    3,000    Banc of America Commercial Mortgage, Inc.           5.33       10/10/2045          3,065
    4,787    Banc of America Commercial Mortgage, Inc.           5.35        9/10/2047          5,102
      308    Banc of America Commercial Mortgage, Inc. (a)       5.46        9/10/2047            310
      926    Banc of America Commercial Mortgage, Inc. (a)       5.50        9/10/2047            931
    7,873    Banc of America Commercial Mortgage, Inc. (a)       6.14        9/10/2047          7,954
    5,980    Banc of America Commercial Mortgage, Inc.           6.20        2/10/2051          6,264
    3,000    BCRR Trust (a)                                      5.86        7/17/2040          2,966
    1,500    Bear Stearns Commercial Mortgage Securities,
               Inc. (a)                                          6.00        6/16/2030          1,539
    2,345    Bear Stearns Commercial Mortgage Securities, Inc.   5.47        4/12/2038          2,428
    4,480    Bear Stearns Commercial Mortgage Securities, Inc.   5.00        2/11/2041          4,544

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
   $1,851    Bear Stearns Commercial Mortgage Securities, Inc.   5.53%      10/12/2041     $    1,906
    1,322    Bear Stearns Commercial Mortgage Securities, Inc.   4.82        2/13/2042          1,361
    3,000    Bear Stearns Commercial Mortgage Securities, Inc.   4.99        9/11/2042          2,986
    6,000    Bear Stearns Commercial Mortgage Securities, Inc.   5.33        2/11/2044          6,538
    7,000    CFCRE Commercial Mortgage Trust (a)                 5.75       12/15/2047          7,651
    4,705    Citigroup Commercial Mortgage Securities, Inc.      5.72        3/15/2049          4,972
    1,620    Citigroup Commercial Mortgage Trust                 4.83        5/15/2043          1,712
    2,300    Citigroup Commercial Mortgage Trust                 5.23        7/15/2044          2,589
    5,000    Citigroup Commercial Mortgage Trust                 5.40        7/15/2044          4,939
    5,000    Citigroup Commercial Mortgage Trust                 6.10       12/10/2049          5,060
    2,000    Citigroup Commercial Mortgage Trust (a)             4.83        9/20/2051          2,003
    9,293    Commercial Mortgage Asset Trust                     6.98        1/17/2032          9,563
    1,000    Commercial Mortgage Asset Trust                     7.64       11/17/2032          1,058
    3,000    Commercial Mortgage Loan Trust                      5.54       12/11/2049          2,975
    5,000    Commercial Mortgage Trust                           5.54        2/11/2017          5,504
    1,299    Commercial Mortgage Trust                           4.58       10/15/2037          1,304
    5,000    Commercial Mortgage Trust                           5.12        6/10/2044          5,600
    3,000    Credit Suisse Commercial Mortgage Trust             5.55        2/15/2039          3,020
    1,756    Credit Suisse First Boston Mortgage Capital         5.71        2/15/2039          1,874
    4,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.11        7/15/2036          4,269
    5,000    Credit Suisse First Boston Mortgage Securities
               Corp. (a)                                         4.96        1/15/2037          5,067
    6,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                             4.73        7/15/2037          6,321
    4,555    Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.10        8/15/2038          4,889
    4,450    Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.10        8/15/2038          4,529
    1,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                             4.82       10/15/2039          1,002
    1,950    DB-UBS Mortgage Trust                               5.57        8/10/2044          2,075
    1,500    GE Capital Commercial Mortgage Corp. (a)            5.34       12/10/2037          1,492
    5,000    GE Capital Commercial Mortgage Corp.                5.33        3/10/2044          4,573
    5,000    GE Capital Commercial Mortgage Corp.                5.07        7/10/2045          4,786
    2,745    GE Capital Commercial Mortgage Corp.                5.30       11/10/2045          2,849
    1,200    GE Capital Commercial Mortgage Corp.                5.33       11/10/2045          1,217
    1,766    GMAC Commercial Mortgage Securities, Inc.           6.50        5/15/2035          1,807
    2,000    GMAC Commercial Mortgage Securities, Inc.           4.75        5/10/2043          2,122
    2,829    GMAC Commercial Mortgage Securities, Inc.           4.81        5/10/2043          2,710
    5,000    Greenwich Capital Commercial Funding Corp.          5.88        7/10/2038          5,170
    2,000    Greenwich Capital Commercial Funding Corp.          5.44        3/10/2039          2,245
    7,195    GS Mortgage Securities Corp. II                     5.62        4/10/2038          7,306
    2,000    GS Mortgage Securities Corp. II                     5.53        8/10/2038          1,917
    4,500    GS Mortgage Securities Corp. II                     4.78        7/10/2039          4,207
    3,000    GS Mortgage Securities Corp. II                     4.95        1/10/2045          3,321
      424    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.82        9/12/2037            424
    4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.99        9/12/2037          3,850
    5,540    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.84        7/15/2042          5,501
    3,200    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.00       10/15/2042          3,455
    8,800    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.04       10/15/2042          7,820
    1,429    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.32        1/12/2043          1,438
    1,469    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.49        4/15/2043          1,535

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $ 1,590    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.79%       6/12/2043     $    1,679
    3,808    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.82        6/12/2043          3,936
    4,540    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.42       12/12/2043          4,826
    5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.46       12/12/2043          4,973
    3,650    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.30       12/15/2044          3,793
    3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.34       12/15/2044          3,388
    2,969    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.88        4/15/2045          3,138
    3,465    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.88        4/15/2045          3,663
   10,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  3.51        5/15/2045         10,368
      831    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37        5/15/2045           869
    2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.48        5/15/2045          1,906
    1,206    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.63        3/15/2046          1,229
    5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                              5.49        8/15/2046          5,546
    3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37        5/15/2047          2,876
    1,908    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.82        2/12/2049          1,916
    2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  6.26        2/15/2051          1,990
    3,682    LB-UBS Commercial Mortgage Trust                    5.25        6/15/2029          3,791
    4,000    LB-UBS Commercial Mortgage Trust                    5.02        8/15/2029          4,253
    3,000    LB-UBS Commercial Mortgage Trust                    5.21        4/15/2030          3,125
    7,096    LB-UBS Commercial Mortgage Trust                    5.47       11/15/2030          7,327
    3,000    LB-UBS Commercial Mortgage Trust                    5.22        2/15/2031          3,194
    2,242    LB-UBS Commercial Mortgage Trust                    5.64        3/15/2032          2,349
    3,000    LB-UBS Commercial Mortgage Trust                    7.59        3/15/2032          3,006
    2,999    LB-UBS Commercial Mortgage Trust (a)                5.33       12/15/2036          2,904
    2,000    LB-UBS Commercial Mortgage Trust                    5.35       11/15/2038          2,268
    5,750    LB-UBS Commercial Mortgage Trust                    5.38       11/15/2038          5,769
    6,000    LB-UBS Commercial Mortgage Trust                    5.41        9/15/2039          6,368
    2,000    LB-UBS Commercial Mortgage Trust                    5.39        4/15/2040          1,268
    5,000    LB-UBS Commercial Mortgage Trust                    5.28        2/15/2041          4,575
    1,621    Machine One Trust (a)                               5.22        5/28/2040          1,622
    2,000    Merrill Lynch Mortgage Trust                        5.24       11/12/2037          1,974
    1,757    Merrill Lynch Mortgage Trust                        4.96        7/12/2038          1,799
    2,000    Merrill Lynch Mortgage Trust                        5.10        7/12/2038          1,394
    5,000    Merrill Lynch Mortgage Trust                        5.14        7/12/2038          4,702
    2,429    Merrill Lynch Mortgage Trust                        5.61        5/12/2039          2,486
    3,000    Merrill Lynch Mortgage Trust                        5.67        5/12/2039          2,692
    2,000    Merrill Lynch Mortgage Trust                        4.86       10/12/2041          2,141
    4,285    Merrill Lynch Mortgage Trust                        4.92       10/12/2041          4,613
    2,744    Merrill Lynch Mortgage Trust                        5.76        8/12/2043          2,875
    2,000    Merrill Lynch Mortgage Trust                        5.38        1/12/2044          1,637
    2,900    Merrill Lynch Mortgage Trust                        5.38        8/12/2048          3,140
    2,000    Merrill Lynch Mortgage Trust                        6.27        2/12/2051          1,831
    2,000    Merrill Lynch Mortgage Trust (a)                    6.27        2/12/2051          1,250
    2,000    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                    5.92        6/12/2046          1,796
    1,753    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                    5.38        7/12/2046          1,834
    3,423    Morgan Stanley Capital I, Inc.                      5.97        8/12/2041          3,610
    5,000    Morgan Stanley Capital I, Inc.                      5.37       12/15/2043          5,182

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $ 4,512    Morgan Stanley Capital I, Inc.                      5.69%       7/12/2044     $    4,601
    3,000    Morgan Stanley Capital I, Inc.                      5.79        7/12/2044          3,061
    3,445    Morgan Stanley Capital I, Inc.                      4.89        6/12/2047          3,805
    3,000    Morgan Stanley Capital I, Inc.                      4.77        7/15/2056          3,095
    5,000    Royal Bank of Scotland (a)                          5.88        6/16/2049          5,107
      438    Structured Asset Securities Corp.                   7.15       10/12/2034            438
    2,000    Timberstar Trust (a)                                5.75       10/15/2036          1,927
   10,000    UBS Commercial Mortgage Trust (d),(g)               3.39        5/10/2045         10,150
    4,756    UBS-Citigroup Commercial Mortgage Trust (a)         5.15        1/10/2045          5,231
    2,197    Wachovia Bank Commercial Mortgage Trust (a)         4.94       11/15/2034          2,173
    3,000    Wachovia Bank Commercial Mortgage Trust             5.08       11/15/2035          3,098
      735    Wachovia Bank Commercial Mortgage Trust             4.38       10/15/2041            736
    2,000    Wachovia Bank Commercial Mortgage Trust             5.08        3/15/2042          2,207
    1,171    Wachovia Bank Commercial Mortgage Trust             4.81        4/15/2042          1,215
    4,860    Wachovia Bank Commercial Mortgage Trust             5.18        7/15/2042          5,215
    5,592    Wachovia Bank Commercial Mortgage Trust             5.61        3/15/2045          5,827
      860    Wachovia Bank Commercial Mortgage Trust             5.94        6/15/2045            872
    5,000    Wachovia Bank Commercial Mortgage Trust             5.80        7/15/2045          5,234
    3,056    Wachovia Bank Commercial Mortgage Trust             5.50       10/15/2048          3,110
    1,000    Wachovia Bank Commercial Mortgage Trust             5.57       10/15/2048          1,121
    3,000    Wachovia Bank Commercial Mortgage Trust             5.60       10/15/2048          2,956
    5,000    Wachovia Bank Commercial Mortgage Trust             5.34       11/15/2048          5,136
    5,000    Wachovia Bank Commercial Mortgage Trust             5.74        6/15/2049          5,474
    3,000    Wells Fargo Commercial Mortgage Trust (a)           5.28       11/15/2043          3,333
    6,000    WF-RBS Commercial Mortgage Trust (a)                5.17        2/15/2044          6,552
                                                                                           ----------
                                                                                              476,494
                                                                                           ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   39,679    Morgan Stanley Capital I, Inc., acquired
               8/05/2009; cost $587(a),(h)                       0.63        6/12/2047            253
                                                                                           ----------
             Total Financials                                                                 476,747
                                                                                           ----------
             Total Commercial Mortgage Securities (cost: $460,286)                            476,747
                                                                                           ----------
             U.S. GOVERNMENT AGENCY ISSUES (1.4%)(i)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
    8,500    Freddie Mac (+)                                     2.22       12/25/2018          8,642
      268    Freddie Mac (+)                                     4.50        1/15/2029            269
                                                                                           ----------
                                                                                                8,911
                                                                                           ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
    1,004    Freddie Mac (+)                                     5.00        9/01/2020          1,092
      763    Freddie Mac (+)                                     5.50        4/01/2036            833
                                                                                           ----------
                                                                                                1,925
                                                                                           ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.9%)
    2,000    Bank of America Corp. (INS)                         3.13        6/15/2012          2,007
   20,000    Citigroup Funding, Inc. (INS)                       1.88       11/15/2012         20,180
                                                                                           ----------
             Total Other U.S. Government Guaranteed Securities                                 22,187
                                                                                           ----------
             Total U.S. Government Agency Issues (cost: $32,764)                               33,023
                                                                                           ----------
             U.S. TREASURY SECURITIES (1.3%)

             BONDS (0.2%)
    5,000    3.13%, 2/15/2042                                                                   5,015
                                                                                           ----------
             NOTES (1.1%)
   15,000    2.00%, 2/15/2022                                                                  15,115

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
  $10,000    2.13%, 8/15/2021                                                              $   10,258
                                                                                           ----------
                                                                                               25,373
                                                                                           ----------
             Total U.S. Treasury Securities (cost: $29,444)                                    30,388
                                                                                           ----------
             MUNICIPAL BONDS (5.4%)

             AIRPORT/PORT (0.1%)
    2,000    College Park (INS)                                  5.76%       1/01/2015          2,088
    1,290    Riverside (INS)                                     5.19        8/01/2017          1,296
                                                                                           ----------
                                                                                                3,384
                                                                                           ----------
             APPROPRIATED DEBT (0.9%)
    3,000    Baltimore City Board of School Commissioners        5.69       12/15/2025          3,564
    1,485    Escondido Joint Powers Financing Auth. (INS)        5.53        9/01/2018          1,534
    3,000    Kannapolis Ltd.                                     7.28        3/01/2027          3,278
    1,500    Kentucky State Property and Buildings Commission    4.08       11/01/2015          1,625
    5,000    Miami-Dade County School Board                      5.38        5/01/2031          5,683
    4,000    Palm Beach County School Board                      5.40        8/01/2025          4,445
                                                                                           ----------
                                                                                               20,129
                                                                                           ----------
             CASINOS & GAMING (0.1%)
    1,000    Mashantucket (Western) Pequot Tribe, acquired
               7/29/2005; cost $1,000(a),(h),(j)                 5.91        9/01/2021            470
    1,275    Seneca Nation of Indians Capital Improvements
               Auth.                                             6.75       12/01/2013          1,265
                                                                                           ----------
                                                                                                1,735
                                                                                           ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      875    American Eagle Northwest, LLC                       4.97       12/15/2018            876
                                                                                           ----------
             EDUCATION (1.4%)
    1,780    Austin Community College District                   5.20        2/01/2020          1,873
    3,430    Austin Community College District                   6.76        8/01/2030          4,387
    1,320    California State Univ. (INS)                        5.27       11/01/2017          1,383
    1,000    Colorado State Board of Governors Univ.
               Enterprise System                                 4.90        3/01/2021          1,090
    3,000    Los Alamitos USD No. 1                              6.19        2/01/2026          3,556
    3,000    Miami Univ. (A State Univ. of Ohio)                 6.67        9/01/2028          3,687
   10,000    New Jersey EDA                                      5.25        9/01/2026         11,463
    3,000    Rensselaer Polytechnic Institute                    5.60        9/01/2020          3,448
    1,000    Univ. of Oklahoma                                   5.25       11/01/2019          1,060
                                                                                           ----------
                                                                                               31,947
                                                                                           ----------
             ELECTRIC UTILITIES (0.1%)
    2,000    American Municipal Power, Inc.                      3.82        2/15/2014          2,070
                                                                                           ----------
             ELECTRIC/GAS UTILITIES (0.1%)
    2,000    Piedmont Municipal Power Agency                     4.34        1/01/2017          2,057
                                                                                           ----------
             GENERAL OBLIGATION (1.1%)
    1,250    Las Virgenes USD                                    5.54        8/01/2025          1,398
    3,000    Long Beach USD                                      5.91        8/01/2025          3,748
    5,000    New York City                                       6.27       12/01/2037          6,483
    5,000    Washington                                          5.25        2/01/2036          5,733
    4,045    Will County, Illinois                               3.83       11/15/2016          4,377
    1,520    Will County, Illinois                               4.08       11/15/2017          1,681

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
   $ 1,405   Will County, Illinois                               4.28%      11/15/2018     $    1,581
                                                                                           ----------
                                                                                               25,001
                                                                                           ----------
             HOSPITAL (0.2%)
    1,000    Medical Univ. (INS)                                 5.01        2/15/2015          1,030
    3,000    Novant Health, Inc.                                 5.35       11/01/2016          3,390
                                                                                           ----------
                                                                                                4,420
                                                                                           ----------
             MISCELLANEOUS (0.0%)
      702    Keenan Dev. Association of Tennessee, LLC (INS)     5.02        7/15/2028            726
                                                                                           ----------
             NURSING/CCRC (0.0%)
    1,125    Statewide Communities Dev. Auth. (INS)              5.59        2/01/2015          1,130
                                                                                           ----------
             PAPER PRODUCTS (0.1%)
    2,000    Georgetown County Environmental Improvement         6.25        9/01/2023          2,006
                                                                                           ----------
             SALES TAX (0.2%)
    3,300    Miami-Dade County Transit System                    4.59        7/01/2021          3,679
                                                                                           ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.9%)
    1,430    Erie County Tobacco Asset Securitization Corp.      6.00        3/31/2025          1,223
    2,000    Florida State Department of Environmental
               Protection                                        5.76        7/01/2020          2,379
    1,745    Metropolitan Nashville Airport Auth. (INS)          5.14        7/01/2018          1,916
    3,000    MTA                                                 5.20       11/15/2018          3,342
    5,000    MTA                                                 6.73       11/15/2030          6,242
    3,000    New Jersey Transportation Trust Fund Auth.          5.75       12/15/2028          3,479
    2,500    New York City Transitional Finance Auth.            5.00        2/01/2035          2,798
                                                                                           ----------
                                                                                               21,379
                                                                                           ----------
             WATER UTILITIES (0.1%)
    3,000    Connecticut Dev. Auth.                              5.50        4/01/2021          3,381
                                                                                           ----------
             WATER/SEWER UTILITY (0.1%)
    2,500    Tohopekaliga Water Auth.                            5.25       10/01/2036          2,828
                                                                                           ----------
             Total Municipal Bonds (cost: $112,035)                                           126,748
                                                                                           ----------

 PRINCIPAL
 AMOUNT
 $(000)/
 SHARES
-----------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (3.2%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
  105,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)        10,444
                                                                                           ----------
             FINANCIALS (1.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
   50,000    HSBC Holdings plc, 6.20%, perpetual*                                               1,253

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                         MARKET
$(000)/                                                                                         VALUE
SHARES       SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
    5,000    US Bancorp, 7.19%, perpetual                                                  $    3,900
                                                                                           ----------
                                                                                                5,153
                                                                                           ----------
             LIFE & HEALTH INSURANCE (0.3%)
  258,000    Delphi Financial Group, Inc., 7.38%, perpetual                                     6,425
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  175,000    Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                         4,680
   36,000    ING Groep N.V., 7.20%, perpetual                                                     846
   26,500    ING Groep N.V., 7.38%, perpetual                                                     635
   57,500    ING Groep N.V., 8.50%, perpetual                                                   1,459
                                                                                           ----------
                                                                                                7,620
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000    Security Capital Assurance Ltd., 6.88%, perpetual(g)                                  --
                                                                                           ----------
             REGIONAL BANKS (0.1%)
        2    CoBank ACB, 6.11%, perpetual*(a)                                                   1,364
                                                                                           ----------
             REINSURANCE (0.2%)
    2,000    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
             1/23/2007 - 3/02/2007; cost $(2,058)*(g),(h)                                         500
   $5,000    Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                            4,602
                                                                                           ----------
                                                                                                5,102
                                                                                           ----------
             REITs - INDUSTRIAL (0.0%)
   30,000    ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                    758
                                                                                           ----------
             REITs - OFFICE (0.2%)
  160,000    Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual               4,055
                                                                                           ----------
             Total Financials                                                                  30,477
                                                                                           ----------
             INDUSTRIALS (0.6%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.6%)
   15,000    Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
             perpetual(a)                                                                      13,824
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000    Qwest Corp., 7.38%, cumulative                                                     5,216
                                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    4,000    Centaur Funding Corp., 9.08%(a)                                                    4,750
                                                                                           ----------
             Total Telecommunication Services                                                   9,966
                                                                                           ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   99,000    Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual     10,383
                                                                                           ----------
             Total Preferred Securities (cost: $77,420)                                        75,094
                                                                                           ----------

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                            RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.5%)

             COMMERCIAL PAPER (1.5%)

             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
  $ 9,666    OGE Energy Corp. (a),(k)                            0.39%       5/01/2012     $    9,666
                                                                                           ----------
             GAS UTILITIES (1.0%)
   23,000    Oneok, Inc. (a),(k)                                 0.36        5/03/2012         22,999
                                                                                           ----------
             MULTI-UTILITIES (0.1%)
    3,042    Sempra Energy (a),(k)                               0.38        5/07/2012          3,042
                                                                                           ----------
             Total Utilities                                                                   35,707
                                                                                           ----------
             Total Commercial Paper                                                            35,707
                                                                                           ----------
             VARIABLE-RATE DEMAND NOTES (0.0%)

             UTILITIES (0.0%)
             ----------------
             MULTI-UTILITIES (0.0%)
      200    Sempra Energy (a)                                   0.34       11/01/2014            200
                                                                                           ----------
             Total Money Market Instruments
               (cost: $35,907)                                                                 35,907
                                                                                           ----------

             TOTAL INVESTMENTS (COST: $2,211,058)                                          $2,341,052
                                                                                           ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER         (LEVEL 3)
                                            MARKETS       SIGNIFICANT     SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE    UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS          INPUTS             TOTAL
----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          --    $ 1,216,149    $         --    $ 1,216,149
  Eurodollar And Yankee Obligations                 --        267,982              --        267,982
  Asset-Backed Securities                           --         79,014              --         79,014
  Commercial Mortgage Securities                    --        476,747              --        476,747
  U.S. Government Agency Issues                     --         33,023              --         33,023
  U.S. Treasury Securities                      30,388             --              --         30,388
  Municipal Bonds                                   --        126,748              --        126,748
Equity Securities:
  Preferred Securities                           8,563         66,031             500         75,094
Money Market Instruments:
  Commercial Paper                                  --         35,707              --         35,707
  Variable-Rate Demand Notes                        --            200              --            200
----------------------------------------------------------------------------------------------------
Total                                    $      38,951    $ 2,301,601    $        500    $ 2,341,052
----------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                Preferred Securities
----------------------------------------------------------------------------------------------------
 Balance as of July 31, 2011                                                                      $-
 Purchases                                                                                         -
 Sales                                                                                             -
 Transfers into Level 3                                                                        1,100
 Transfers out of Level 3                                                                          -
 Net realized gain (loss)                                                                          -
 Change in net unrealized appreciation/depreciation                                             (600)
----------------------------------------------------------------------------------------------------
 Balance as of April 30, 2012                                                                   $500
----------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, a preferred equity security with a fair value of $1,100,000 was transferred from Level 2 to Level
3. The fair value method included adjustments using recent tender offers related to the security. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

22  | USAA Intermediate-Term Bond Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the security was valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as a recent tender offer related to the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $156,395,000 and $26,401,000, respectively, resulting in net unrealized appreciation of $129,994,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,359,948,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.2% of net assets at April 30, 2012.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA    Economic Development Authority
MTA    Metropolitan Transportation Authority
REIT   Real estate investment trust
USD    Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

25  | USAA Intermediate-Term Bond Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At April 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $10,150,000.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2012.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2012, was $1,223,000, which represented 0.1% of the Fund's net assets.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae)) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and the Fannie Mae (Federal National Mortgage Association FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

*      Non-income-producing security.

================================================================================

27  | USAA Intermediate-Term Bond Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.